                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-04739

                             The Zweig Fund, Inc.
              (Exact name of registrant as specified in charter)

                           900 Third Ave, 31st Floor
                            New York, NY 10022-4728
              (Address of principal executive offices) (Zip code)

                              Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                               100 Pearl Street
                            Hartford, CT 06103-4506
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 800-272-2700

                     Date of fiscal year end: December 31

                 Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

ITEM 1.SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                             THE ZWEIG FUND, INC.

                            SCHEDULE OF INVESTMENTS

                              SEPTEMBER 30, 2010
                                  (UNAUDITED)
($ REPORTED IN THOUSANDS)

                                                         NUMBER OF
                                                          SHARES    VALUE
                                                         --------- -------
     INVESTMENTS
     COMMON STOCKS                                 78.5%
     CONSUMER DISCRETIONARY -- 8.1%
        AutoZone, Inc./(2)/..........................       26,000 $ 5,952
        Best Buy Co., Inc............................      120,000   4,899
        Comcast Corp. Class A........................      261,000   4,719
        Darden Restaurants, Inc......................      122,000   5,219
        McDonald's Corp..............................       72,000   5,365
                                                                   -------
                                                                    26,154
                                                                   -------
     CONSUMER STAPLES -- 4.8%
        Altria Group, Inc............................      221,000   5,309
        Clorox Co. (The).............................       78,000   5,207
        PepsiCo, Inc.................................       77,000   5,116
                                                                   -------
                                                                    15,632
                                                                   -------
     ENERGY -- 14.1%
        Chesapeake Energy Corp.......................      205,000   4,643
        Chevron Corp.................................       76,000   6,160
        ConocoPhillips...............................       87,000   4,996
        El Paso Corp.................................      418,000   5,175
        Halliburton Co...............................      177,000   5,853
        Massey Energy Co.............................      124,000   3,847
        Occidental Petroleum Corp....................       67,000   5,246
        Petroleo Brasileiro SA ADR...................      130,000   4,715
        Williams Cos., Inc. (The)....................      256,000   4,892
                                                                   -------
                                                                    45,527
                                                                   -------
     FINANCIALS -- 4.5%
        Citigroup, Inc./(2)/.........................    1,194,000   4,656
        Goldman Sachs Group, Inc. (The)..............       34,000   4,916
        Hudson City Bancorp, Inc.....................      415,000   5,088
                                                                   -------
                                                                    14,660
                                                                   -------
     HEALTH CARE -- 6.5%
        Biogen Idec, Inc./(2)/.......................       96,000   5,388
        Gilead Sciences, Inc./(2)/...................      129,000   4,594

                       See notes to financial statements

($ REPORTED IN THOUSANDS)

                                                       NUMBER OF
                                                        SHARES    VALUE
                                                       --------- --------
       HEALTH CARE (CONTINUED)
          Johnson & Johnson.........................     91,000  $  5,638
          UnitedHealth Group, Inc...................    150,000     5,266
                                                                 --------
                                                                   20,886
                                                                 --------
       INDUSTRIALS -- 11.2%
          Alaska Air Group, Inc./(2)/...............     99,000     5,052
          Caterpillar, Inc..........................     69,000     5,429
          Continental Airlines, Inc. Class B/(2)/...    226,000     5,614
          DryShips, Inc./(2)/.......................    943,000     4,536
          Foster Wheeler AG/(2)/....................    192,000     4,696
          L-3 Communications Holdings, Inc..........     69,000     4,987
          Union Pacific Corp........................     74,000     6,053
                                                                 --------
                                                                   36,367
                                                                 --------
       INFORMATION TECHNOLOGY -- 16.1%
          Amkor Technology, Inc./(2)/...............    718,000     4,717
          Cisco Systems, Inc./(2)/..................    231,000     5,059
          Corning, Inc..............................    259,000     4,734
          Hewlett-Packard Co........................    117,000     4,922
          Intel Corp................................    238,000     4,577
          International Business Machines Corp......     42,000     5,634
          Microsoft Corp............................    187,500     4,592
          Nokia Oyj Sponsored ADR...................    345,000     3,460
          QUALCOMM, Inc.............................    130,000     5,866
          Research In Motion Ltd./(2)/..............     81,000     3,944
          SanDisk Corp./(2)/........................    123,000     4,508
                                                                 --------
                                                                   52,013
                                                                 --------
       MATERIALS -- 8.1%
          Alcoa, Inc................................    428,000     5,183
          Du Pont (E.I.) de Nemours & Co............    121,000     5,399
          Freeport-McMoRan Copper & Gold, Inc.......     70,000     5,978
          Nucor Corp................................    135,000     5,157
          Potash Corp. of Saskatchewan, Inc.........     31,000     4,465
                                                                 --------
                                                                   26,182
                                                                 --------
       TELECOMMUNICATION SERVICES -- 3.5%
          AT&T, Inc.................................    175,000     5,005
          Verizon Communications, Inc...............    192,000     6,257
                                                                 --------
                                                                   11,262
                                                                 --------
       UTILITIES -- 1.6%
          Exelon Corp...............................    119,000     5,067
                                                                 --------
                                                                    5,067
                                                                 --------
              TOTAL COMMON STOCKS (Identified Cost $251,610)      253,750
                                                                 --------

                       See notes to financial statements

($ REPORTED IN THOUSANDS)

                                                            NUMBER OF
                                                             SHARES       VALUE
                                                           -----------  --------
   EXCHANGE-TRADED FUNDS                            1.3%
      Templeton Dragon Fund, Inc.......................        150,000  $  4,337
                                                                        --------
          TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $2,520)..           4,337
                                                                        --------
          TOTAL LONG TERM INVESTMENTS -- 79.8% (Identified Cost
            $254,130)...........................................         258,087
                                                                        --------
   SHORT-TERM INVESTMENTS                          20.2%
   MONEY MARKET MUTUAL FUNDS -- 3.5%
      Dreyfus Cash Management Fund -- Institutional
        Shares (seven-day effective yield 0.210%)......     11,459,607    11,460
                                                                        --------

                                                               PAR
                                                           -----------
   U.S. TREASURY BILLS/(3)/ -- 16.7%
      U.S. Treasury Bill
        0.230%, 10/21/10/(4)/........................      $    34,000    33,997
        0.180%, 2/24/11/(4)/.........................           11,000    10,993
        0.190%, 6/2/11...............................            9,000     8,988
                                                                        --------
                                                                          53,978
                                                                        --------
          TOTAL SHORT-TERM INVESTMENTS (Identified Cost $65,436)          65,438
                                                                        --------
          TOTAL INVESTMENTS (Identified Cost $319,566) --
            100.0%/(1)/.........................................         323,525
          OTHER ASSETS AND LIABILITIES, NET -- (0.0%)...........             (82)
                                                                        --------
          NET ASSETS -- 100.0%..................................        $323,443
                                                                        ========

--------
 (1) Federal Income Tax Information: For tax information at September 30, 2010, see Note 3 Federal Income Tax Information in the Notes to Schedule of Investments.
 (2) Non-income producing.
 (3) The rate shown is the discount rate.
 (4) All or a portion of security is on loan.

                       See notes to financial statements

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
             COUNTRY WEIGHTINGS AS OF 9/30/10+
             United States (includes short-term investments).  92%
             Canada..........................................   3%
             Brazil..........................................   2%
             Bermuda.........................................   1%
             Finland.........................................   1%
             Greece..........................................   1%
                                                              ---
             Total........................................... 100%
                                                              ===

              --------
              + % of total investments as of September 30, 2010

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010. (See Security Valuation Note 1A in the Notes to Schedule of Investments) ($ reported in thousands):

                                                                      LEVEL 2
                                       TOTAL VALUE AT               SIGNIFICANT
                                       SEPTEMBER 30,     LEVEL 1    OBSERVABLE
                                            2010      QUOTED PRICES   INPUTS
                                       -------------- ------------- -----------
    Equity Securities:
       Common Stocks..................    $253,750      $253,750      $    --
       Exchange-Traded Funds..........       4,337         4,337           --
       Money Market Mutual Funds......      11,460        11,460           --
    Debt Securities:
       U.S. Government Securities.....      53,978            --       53,978
                                          --------      --------      -------
    Total.............................    $323,525      $269,547      $53,978
                                          ========      ========      =======

There are no Level 3 (significant unobservable input) securities.

                       See notes to financial statements

                       NOTES TO SCHEDULE OF INVESTMENTS

                              SEPTEMBER 30, 2010
                                  (UNAUDITED)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

  A. SECURITY VALUATION:

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

   .   Level 1 -- quoted prices in active markets for identical securities

   . Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

   Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange-traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

   Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

   Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  C. SECURITY LENDING ($ REPORTED IN THOUSANDS)

   The Fund may loan securities to qualified brokers through an agreement with The Bank of New York Mellon ("BNY Mellon"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash or U.S. Government securities. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   At September 30, 2010, the Fund had securities on loan with a market value of $9,455 for which the Fund received U.S. Government Securities Collateral of $9,574.

NOTE 2 -- INDEMNIFICATIONS

   Under the Fund's organizational documents and related agreements, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

NOTE 3 -- FEDERAL INCOME TAX INFORMATION

($ REPORTED IN THOUSANDS)

   At September 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                        NET UNREALIZED
           FEDERAL        UNREALIZED      UNREALIZED     APPRECIATION
           TAX COST      APPRECIATION    DEPRECIATION   (DEPRECIATION)
        --------------  --------------  --------------  --------------
           $321,646        $31,242        $(29,363)         $1,879

NOTE 4 -- CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

NOTE 5 -- RECENT ACCOUNTING PRONOUNCEMENT

   In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE 6 -- SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments were available for issuance and has determined that no subsequent events require recognition or disclosure in this Schedule of Investments.

ITEM 2.CONTROLS AND PROCEDURES.

(a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
   under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  The Zweig Fund, Inc.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date November 23, 2010


By (Signature and Title)*  /s/ W. Patrick Bradley
                           -----------------------------
                           W. Patrick Bradley, Treasurer
                           (principal financial officer)

Date November 23, 2010

* Print the name and title of each signing officer under his or her signature.